INTELLIGENT FINGERPRINTING LIMITED ACQUISITION (Tables)	9 Months Ended
Mar. 31, 2023
Intelligent Fingerprinting Limited Acquisition
SCHEDULE OF FAIR VALUE OF THE CONSIDERATION TRANSFERRED IN THE ACQUISITION

The table below summarizes the fair value of the consideration transferred in the acquisition (pre-Reverse Stock Split basis):

Purchase consideration	Amount
Cash	$868,438
Common Stock - 2,963,091 shares @ $0.5502 / share	1,630,293
Series C Preferred Stock (base) - 2,363,003 shares @ 3 x $0.5502 / share	3,900,373
Series C Preferred Stock (holdback) - 500,000 shares @ 3 x $0.5502 / share	825,300
Total purchase price	$7,224,404

SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED, BASED ON THEIR RELATIVE FAIR VALUES

The provisional allocation of the purchase price of IFP to the assets acquired and liabilities assumed, based on their relative fair values, is as follows:

Allocation of purchase consideration	Amount
Assets:
Cash and cash equivalents	$174,481
Inventory	774,625
Other current assets	345,038
Property and Equipment	52,170
Intangible assets	5,463,000
Goodwill	3,803,293
Total assets acquired	10,612,607
Liabilities:
Accounts payable and accrued expenses	(1,027,302)
Notes payable	(677,137)
Convertible notes payable	(1,683,764)
Total liabilities assumed	(3,388,203)
Net assets	$7,224,404

SCHEDULE OF UNAUDITED PRO-FORMA CONSOLIDATED RESULTS OF OPERATIONS

The following unaudited pro-forma consolidated results of operations for the three months ended March 31, 2022, nine months ended March 31, 2023, and March 31, 2022, respectively, have been prepared as if the acquisition of IFP had occurred on July 1, 2021, and includes adjustments for amortization related to the valuation of acquired intangibles:

	Three Months Ended March 31		Nine Months Ended March 31
	2022	2022	2023	2023	2022	2022
	As Reported	Pro Forma	As Reported	Pro Forma	As Reported	Pro Forma
Revenue	$-	$370,687	$813,737	$1,161,223	$-	$996,937
Net loss	$(1,344,133)	$(797,885)	$(7,993,166)	$(9,234,721)	$(6,245,796)	$(9,455,693)
Net loss attributable to Intelligent Bio Solutions Inc.	$(1,335,246)	$(797,885)	$(7,972,799)	$(9,214,354)	$(6,227,896)	$(9,437,795)
Net loss per share, basic and diluted	$(1.80)	$(0.89)	$(8.67)	$(8.67)	$(8.60)	$(10.75)